Inventories - Inventories Recognized As Cost of Sales and Inventory Write-Downs Included in Cost of Sales and Usage of Inventory Write-Downs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Inventories recognized as cost of sales	₩ 22,433,623	₩ 24,039,928	₩ 20,985,643
Including: Inventory write-downs	257,995	175,262	192,627
Usage of inventory write-downs	₩ 172,071	₩ 192,627	₩ 245,619